Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Previously Reported [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member]	Subscription Receivable [Member]	Subscription Receivable [Member] Previously Reported [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Total	Series B Preferred Stock [Member]	Previously Reported [Member]	Noncontrolling Interest Excluding Equity [Member]	Noncontrolling Interest Excluding Equity [Member] Previously Reported [Member]
Balance at Dec. 31, 2023		$ 830		$ 38,858		$ 15,389,569		$ 225,228					$ (2,643,647)			$ 13,049,777		$ 38,939
Balance, shares at Dec. 31, 2023		8,300,000		388,584,729
Change in APIC due to common control						818,507										818,507
FX gain (loss)								(298,009)								(298,009)
Net (income) loss attributable to noncontrolling interest														$ (10,958)
Foreign currency translation — noncontrolling interest														(33,077)		(33,077)		(33,077)
Net income (loss) attributable to FDCTech shareholders														247,544
Rounding error adjustments													1			1
Series B issuances at $1.41 per share, shares	561,844
Series A Preferred canceled		(200)														(200)
Series A Preferred canceled, shares	(2,000,000)
Series B issuances at $1.41 per share		56				792,144										792,200
Common stock issued for adjustment				50		54,700										54,750
Common stock issued for adjustment, shares			500,000
Stock subscription reclassification						(200,000)				(8,000,000)						(8,200,000)
Common stock issued for cash valued at $0.0144				200		19,800										20,000
Common stock issued for cash valued at $0.0144, shares			2,000,000
Increase in APIC due to shares issued at a discount						8,900										8,900
Net income (loss) attributable to noncontrolling interest																10,958		10,958
Net income (loss) attributable to FDCTech shareholders													247,544			247,544
Net income (loss) attributable to noncontrolling interest																(10,958)		(10,958)
Balance at Dec. 31, 2024	$ 686	$ 686	$ 391	$ 39,108	$ 16,922,337	16,883,620	$ (72,781)	(72,781)	$ (8,000,000)	(8,000,000)	$ 16,820	$ (2,396,102)	(2,396,102)	6,471,351		6,471,351		16,820
Balance, shares at Dec. 31, 2024	6,861,844	6,861,844	3,910,868	391,084,729
Change in APIC due to common control					1,529,884									1,529,884
FX gain (loss)							337,435							337,435
Net (income) loss attributable to noncontrolling interest											33,777			33,777
Foreign currency translation — noncontrolling interest											(8,989)			(8,989)
Net income (loss) attributable to FDCTech shareholders												(145,111)		(145,111)
Common stock issued for services			$ 32		35,168									35,200
Common stock issued for services, shares			320,000
Series B issuances at $1.41 per share, shares	10,000
Series B issuances at $1.41 per share	$ 1				14,099									14,100
Balance at Jun. 30, 2025	$ 687		$ 423		18,501,488		264,654		(8,000,000)		41,608	(2,541,213)		8,267,647
Balance, shares at Jun. 30, 2025	6,871,844		4,230,868
Balance at Dec. 31, 2024	$ 686	$ 686	$ 391	$ 39,108	16,922,337	16,883,620	(72,781)	(72,781)	(8,000,000)	(8,000,000)	16,820	(2,396,102)	(2,396,102)	6,471,351		6,471,351		16,820
Balance, shares at Dec. 31, 2024	6,861,844	6,861,844	3,910,868	391,084,729
Change in APIC due to common control						1,054,389										1,054,389
FX gain (loss)								369,038								369,038
Net (income) loss attributable to noncontrolling interest														31,389
Foreign currency translation — noncontrolling interest																(14,886)	$ (14,886)	(14,886)
Net income (loss) attributable to FDCTech shareholders													5,797,589	5,797,589		5,797,589
Acquisition of Alchemy International Limited (AIL)						8,933,118										8,933,118
Common stock issued for services				3,200		32,000										35,200
Common stock issued for services, shares			32,000,000
Series B issuances at $1.41 per share, shares	10,000
Series B issuances at $1.41 per share		1				14,099										14,100
Net income (loss) attributable to noncontrolling interest														(31,389)		(31,389)		(31,389)
Net income (loss) attributable to noncontrolling interest														31,389		31,389		31,389
Balance at Dec. 31, 2025	$ 687	$ 687	$ 423	$ 42,308	26,959,111	26,917,226	296,257	296,257	(8,000,000)	(8,000,000)	33,323	3,401,487	3,401,487	$ 22,691,288		22,691,288		33,323
Balance, shares at Dec. 31, 2025	6,871,844	6,871,844	4,230,868	423,084,729										4,230,868
Balance at Mar. 31, 2025	$ 687		$ 423		17,648,393		120,626		(8,000,000)		14,199	(2,103,290)		$ 7,681,038
Balance, shares at Mar. 31, 2025	6,871,844		4,230,868
Change in APIC due to common control					853,095									853,095
FX gain (loss)							144,028							144,028
Net (income) loss attributable to noncontrolling interest											12,467			12,467
Foreign currency translation — noncontrolling interest											14,942			14,942
Net income (loss) attributable to FDCTech shareholders												(437,923)		(437,923)
Balance at Jun. 30, 2025	$ 687		$ 423		18,501,488		264,654		(8,000,000)		41,608	(2,541,213)		8,267,647
Balance, shares at Jun. 30, 2025	6,871,844		4,230,868
Shares issued price per share															$ 1.41
Balance at Dec. 31, 2025	$ 687	$ 687	$ 423	$ 42,308	26,959,111	26,917,226	296,257	296,257	(8,000,000)	(8,000,000)	33,323	3,401,487	3,401,487	$ 22,691,288		22,691,288		33,323
Balance, shares at Dec. 31, 2025	6,871,844	6,871,844	4,230,868	423,084,729										4,230,868
Net (income) loss attributable to noncontrolling interest														$ 6,241
Net income (loss) attributable to FDCTech shareholders														6,867,266		6,869,920
Balance at Mar. 31, 2026	$ 687		$ 423		31,389,761		186,045		(8,000,000)		40,591	10,268,751		33,886,258
Balance, shares at Mar. 31, 2026	6,871,844		4,230,868
Balance at Dec. 31, 2025	$ 687	$ 687	$ 423	$ 42,308	26,959,111	$ 26,917,226	296,257	$ 296,257	(8,000,000)	$ (8,000,000)	33,323	3,401,487	$ 3,401,487	$ 22,691,288		$ 22,691,288		$ 33,323
Balance, shares at Dec. 31, 2025	6,871,844	6,871,844	4,230,868	423,084,729										4,230,868
Change in APIC due to common control					2,151,066									$ 2,151,066
FX gain (loss)							(217,936)							(217,936)
Net (income) loss attributable to noncontrolling interest											(28,685)			(28,685)
Foreign currency translation — noncontrolling interest											(7,432)			(7,432)
Net income (loss) attributable to FDCTech shareholders												14,578,197		14,578,197
Acquisition of Alchemy International Limited (AIL)					250,000									250,000
Deemed distribution to shareholder					(106,019)									(106,019)
Common stock issued for services, shares			4,230,868												2,371,844
Balance at Jun. 30, 2026	$ 687		$ 423		29,254,158		78,321		(8,000,000)		(2,794)	17,979,684		39,310,479
Balance, shares at Jun. 30, 2026	6,871,844		4,230,868
Balance at Mar. 31, 2026	$ 687		$ 423		31,389,761		186,045		(8,000,000)		40,591	10,268,751		33,886,258
Balance, shares at Mar. 31, 2026	6,871,844		4,230,868
Change in APIC due to common control					(2,279,584)									(2,279,584)
FX gain (loss)							(107,724)							(107,724)
Net (income) loss attributable to noncontrolling interest											(34,926)			(34,926)
Foreign currency translation — noncontrolling interest											(8,459)			(8,459)
Net income (loss) attributable to FDCTech shareholders												7,710,931		7,710,931
Acquisition of Alchemy International Limited (AIL)					250,000									250,000
Deemed distribution to shareholder					(106,019)									(106,019)
Rounding error adjustments												2		2
Balance at Jun. 30, 2026	$ 687		$ 423		$ 29,254,158		$ 78,321		$ (8,000,000)		$ (2,794)	$ 17,979,684		$ 39,310,479
Balance, shares at Jun. 30, 2026	6,871,844		4,230,868